Obligations under Guarantees and Other Off-balance Sheet Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Guarantee Obligations And Other Off Balance Sheet Instruments [Abstract]
Contractual or Notional Amounts of Guarantees with Amount by Expiration Period	The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of risk management techniques of the MUFG Group.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2025:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥5,992	¥4,857	¥982	¥153
Performance guarantees	4,851	3,480	1,235	136
Derivative instruments(1)	54,701	23,801	20,040	10,860
Liabilities of trust accounts	21,236	13,762	794	6,680
Other	10	10	—	—
Total	¥86,790	¥45,910	¥23,051	¥17,829

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2026:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥6,452	¥5,130	¥1,165	¥157
Performance guarantees	5,748	4,362	1,232	154
Derivative instruments(1)	60,851	26,991	22,818	11,042
Liabilities of trust accounts	21,496	14,087	1,315	6,094
Other	9	—	9	—
Total	¥94,556	¥50,570	¥26,539	¥17,447

Note:
(1)Credit derivatives sold by the MUFG Group are excluded from this presentation.
Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings
Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2025 and 2026. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2025:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥5,992	¥5,694	¥282	¥14	¥2
Performance guarantees	4,851	4,734	45	23	49
Total	¥10,843	¥10,428	¥327	¥37	¥51

		Amount by borrower grade
At March 31, 2026:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥6,452	¥6,336	¥91	¥19	¥6
Performance guarantees	5,748	5,559	61	10	118
Total	¥12,200	¥11,895	¥152	¥29	¥124

Notes:
(1)Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or loans contractually past due 90 days or more for special reasons.
(2)Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.
Contractual Amounts with Regard to Other Off-balance Sheet Instruments	The table below presents the contractual amounts with regard to the other off-balance sheet instruments at March 31, 2025 and 2026:

	2025	2026
	(in billions)
Commitments to extend credit	¥96,370	¥106,737
Commercial letters of credit	717	966
Commitments to make investments(1)	718	1,738

Note:
(1)Commitments to make investments include a contract to purchase equity shares of SFL, amounting to ¥712.9 billion which includes the purchase consideration for the shares and acquisition-related costs, translated into Japanese yen at the exchange rate as of March 31, 2026. See Note 33 for further information.